Offerings - Offering: 1	Feb. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	702,777
Proposed Maximum Offering Price per Unit	18.00
Maximum Aggregate Offering Price	$ 12,649,986.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,746.96
Offering Note	(1) Represents only the additional number of shares being registered pursuant to this registration statement and includes 91,666 shares of Class A common stock issuable upon exercise of the underwriters' option to purchase additional shares. Does not include the 12,075,000 shares that were previously registered on the Registration Statement on Form S-1 (333-292265), as amended (the "Prior Registration Statement"). (2) Based on the public offering price. (3) The registration fee is calculated in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"), based on the maximum aggregate offering price of the shares being registered hereby. The registrant previously registered 12,075,000 shares of its Class A common stock with an aggregate offering price of $241,500,000.00 on the Prior Registration Statement, which was declared effective by the U.S. Securities and Exchange Commission on February 11, 2026. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a maximum aggregate offering price of $12,649,986 is hereby registered, which includes shares of Class A common stock issuable upon the exercise of the underwriters' option to purchase additional shares.